FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

June 3, 2013

Filed Via EDGAR (CIK # 0001109441)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:      Franklin Floating Rate Master Trust (Registrant)

File No. 811-09869

Ladies/Gentlemen:

On behalf of Franklin Floating Rate Master Series, the series of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Investment Company Act of 1940, as amended (1940 Act).

The filing is being filed pursuant to Rule 8b-15 under the 1940 Act, to amend and supplement the Registrant’s Registration Statement, as pertaining to the Part A and Part B of the Franklin Floating Rate Master Series, series of the Registrant.

Please direct any comments or questions regarding this filing to Bruce Bohan (650) 312-3504.

Sincerely yours,

Franklin FLOATING RATE MASTER TRUST

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Attachments

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